Financial risk review - Schedule of Liquidity Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	$ 1,734,177	$ 1,020,858
Cash and due from banks	108,031	799,073
Total	1,842,208	1,819,931
Fair value
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	1,734,177	1,020,858
Cash and due from banks	108,031	799,073
Total	$ 1,842,208	$ 1,819,931